Share Based Payment (Details) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Share Based Payment [Line Items]
Share options expired	200,000	500,000
Constant value percentage	2.00%
Options recognized amount (in Dollars)		$ 235,522	$ 42,373
Group 1 Granted [Member]
Share Based Payment [Line Items]
Underlying ordinary shares		579,078
Exercise price (in Dollars per share)		$ 1.52
Group 2 Granted [Member]
Share Based Payment [Line Items]
Underlying ordinary shares		344,555
Exercise price (in Dollars per share)		$ 8
Group 3 Granted [Member]
Share Based Payment [Line Items]
Underlying ordinary shares		700,000
Exercise price (in Dollars per share)		$ 4.25